Not FDIC Insured May Lose Value No Bank Guarantee
38919-Q3PH

Schedule of Investments
(unaudited)
Putnam High Yield Fund 2
Notes to Schedule of Investments 25

Putnam High Yield Fund
Schedule of Investments (unaudited), August 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Commercial Services & Supplies 0.1%
GFL Environmental, Inc. .............................. United States 26,825 $ 1,342,323
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 34,900 2,220,338
Total Common Stocks (Cost $ 1,707,784 ) .....................................
3,562,661
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 49,749 3,702,321
Banks 0.0%
†
Bank of America Corp. , L , 7.25% ........................ United States 141 175,834
Capital Markets 0.0%
†
Ares Management Corp. , B , 6.75% ...................... United States 633 34,720
Electric Utilities 0.4%
NextEra Energy, Inc. , 6.926% .......................... United States 759 31,127
NextEra Energy, Inc. , 7.299% .......................... United States 44,555 2,147,105
PG&E Corp. , A , 6% .................................. United States 27,906 1,117,635
3,295,867
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 22,795 1,634,630
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc. , 7.5% ........................ United States 798 47,401
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , 7.625% .................. United States 413 26,023
Total Convertible Preferred Stocks (Cost $ 7,562,367 ) ..........................
8,916,796
Preferred Stocks 0.1%
Electric Utilities 0.0%
†
SCE Trust VII , 7.5% , M ............................... United States 10,000 232,500
Financial Services 0.1%
Jackson Financial, Inc. , 8% ............................ United States 10,000 261,000
Insurance 0.0%
†
Allstate Corp. (The) , 7.375% , J ......................... United States 8,000 217,920
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
PennyMac Mortgage Investment Trust , 8.125% , A ........... United States 4,000 97,080
Total Preferred Stocks (Cost $ 806,000 ) .......................................
808,500
Principal
Amount
*
Convertible Bonds 2.0%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 28,000 29,890
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 9,000 29,414
59,304

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 28,000 $ 27,911
Biotechnology 0.0%
†
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 37,000 60,162
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 39,000 37,102
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 70,000 61,856
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 32,000 44,972
204,092
Broadline Retail 0.0%
†
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 83,000 72,397
Capital Markets 0.0%
†
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 27,000 27,022
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 29,000 30,305
57,327
Communications Equipment 0.0%
†
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 135,000 163,624
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 20,000 23,135
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 1,491,000 2,308,260
Electric Utilities 0.1%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 60,000 69,240
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 73,000 82,453
Southern Co. (The) ,
Senior Note , 3.875% , 12/15/25 ....................... United States 32,000 35,336
Senior Note , 4.5% , 6/15/27 .......................... United States 42,000 46,389
233,418
Electronic Equipment, Instruments & Components 0.0%
†
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 66,000 75,713
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 1,000,000 727,500
Entertainment 0.3%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 53,000 67,708
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 1,234,000 2,032,727
b
Senior Note , 144A, 2.875% , 1/15/30 ................... United States 59,000 66,202
2,166,637
Financial Services 0.0%
†
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 33,000 29,892
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 38,000 35,511
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 74,000 76,331
141,734

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 1,544,000 $ 1,801,076
Ground Transportation 0.0%
†
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 61,000 87,078
Health Care Equipment & Supplies 0.0%
†
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 45,000 41,670
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 43,000 42,408
84,078
Health Care REITs 0.3%
b
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 1,357,000 2,407,997
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 37,000 52,029
2,460,026
Hotels, Restaurants & Leisure 0.0%
†
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 40,000 43,220
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 34,000 40,615
83,835
IT Services 0.0%
†
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 60,000 67,260
b
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/27 ...... United States 71,000 113,281
180,541
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 31,000 30,585
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 37,000 40,145
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 51,000 51,472
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 41,000 45,858
Semiconductors & Semiconductor Equipment 0.0%
†
Impinj, Inc. , Senior Note , 1.125% , 5/15/27 .................
United States 13,000 22,830
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 36,000 35,193
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 51,000 51,357
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 89,000 82,436
c
Wolfspeed, Inc. , Senior Note , 1.875% , 12/01/29 ............ United States 78,000 28,665
220,481
Software 0.3%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 56,000 53,256
b
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 49,000 50,048
b ,d
Datadog, Inc. , Senior Note , 144A, 0 .69% , 12/01/29 .......... United States 67,000 65,055
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 1,907,000 2,152,049
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 51,000 54,550
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 29,000 29,768
d
RingCentral, Inc. , Senior Note , 5 .22% , 3/15/26 ............. United States 62,000 60,295
b
Rubrik, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 .......... United States 40,000 42,034

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software (continued)
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 65,000 $ 75,888
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 30,000 30,839
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 20,000 19,435
2,633,217
Specialty Retail 0.0%
†
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 56,000 76,927
Technology Hardware, Storage & Peripherals 0.4%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 1,644,000 3,382,974
Total Convertible Bonds (Cost $ 13,703,153 ) ..................................
17,439,345
Corporate Bonds 86.2%
Aerospace & Defense 3.5%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 485,000 473,733
Senior Note , 5.875% , 12/01/27 ....................... United States 2,260,000 2,264,092
Senior Note , 4.875% , 10/01/29 ....................... United States 580,000 568,653
Senior Note , 7.25% , 8/15/30 ......................... United States 2,060,000 2,171,586
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,620,000 1,668,472
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 1,235,000 1,279,719
Boeing Co. (The) , Senior Bond , 5.875% , 2/15/40 ............
United States 1,315,000 1,333,858
b
Bombardier, Inc. ,
Senior Note , 144A, 7.875% , 4/15/27 ................... Canada 116,000 116,786
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 1,675,000 1,807,219
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 755,000 796,930
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 645,000 674,298
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,140,000 3,210,085
Spirit AeroSystems, Inc. ,
b
Secured Note , 144A, 9.75% , 11/15/30 .................. United States 3,130,000 3,451,044
Senior Bond , 4.6% , 6/15/28 .......................... United States 3,350,000 3,343,654
b
Senior Secured Note , 144A, 9.375% , 11/30/29 ........... United States 699,000 740,149
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 1,800,000 1,867,869
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 440,000 459,188
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 2,705,000 2,737,303
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 575,000 590,414
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 1,390,000 1,435,859
30,990,911
Automobile Components 1.1%
b
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 3,415,000 3,598,444
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 740,000 771,055
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 2,510,000 2,181,507
b ,e
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 1,540,000 1,602,425
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 1,565,000 1,635,383
9,788,814

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 2,355,000 $ 2,496,608
Banks 2.1%
f
Banco Bilbao Vizcaya Argentaria SA ,
Junior Sub. Bond , 6.125% to 11/15/27, FRN thereafter ,
Perpetual ....................................... Spain 600,000 598,589
Junior Sub. Bond , 9.375% to 3/18/29, FRN thereafter ,
Perpetual ....................................... Spain 200,000 221,563
f
Banco Santander SA ,
Junior Sub. Bond , 4.75% to 11/11/26, FRN thereafter ,
Perpetual ....................................... Spain 200,000 195,919
Junior Sub. Bond , 9.625% to 11/20/33, FRN thereafter ,
Perpetual ....................................... Spain 200,000 236,255
Junior Sub. Bond , 8% to 1/31/34, FRN thereafter , Perpetual . Spain 200,000 217,595
f
Bank of America Corp. ,
Junior Sub. Bond , 6.625% to 4/30/30, FRN thereafter ,
Perpetual ....................................... United States 400,000 412,803
RR , Junior Sub. Bond , 4.375% to 1/26/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 440,693
Bank of Montreal , Junior Sub. Bond , 7.7% to 5/25/29, FRN
thereafter , 5/26/84 ................................. Canada 200,000 209,028
Bank of Nova Scotia (The) ,
Junior Sub. Bond , 8.625% to 10/26/27, FRN thereafter ,
10/27/82 ........................................ Canada 300,000 318,485
Junior Sub. Bond , 7.35% to 4/26/30, FRN thereafter , 4/27/85 . Canada 200,000 206,080
2 , Junior Sub. Bond , 3.625% to 10/26/26, FRN thereafter ,
10/27/81 ........................................ Canada 100,000 94,569
f
Barclays plc ,
Junior Sub. Bond , 6.125% to 12/14/25, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 200,494
Junior Sub. Bond , 8% to 3/14/29, FRN thereafter , Perpetual . United Kingdom 200,000 210,920
Junior Sub. Bond , 7.625% to 3/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 207,088
b ,f
BNP Paribas SA ,
Junior Sub. Bond , 144A, 7.75% to 8/15/29, FRN thereafter ,
Perpetual ....................................... France 200,000 210,546
Junior Sub. Bond , 144A, 7.375% to 9/09/34, FRN thereafter ,
Perpetual ....................................... France 200,000 206,091
Junior Sub. Bond , 144A, 7.45% to 6/26/35, FRN thereafter ,
Perpetual ....................................... France 200,000 204,612
f
Citigroup, Inc. ,
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,631
DD , Junior Sub. Bond , 7% to 8/14/34, FRN thereafter ,
Perpetual ....................................... United States 200,000 210,419
FF , Junior Sub. Bond , 6.95% to 2/14/30, FRN thereafter ,
Perpetual ....................................... United States 50,000 50,894
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,001
W , Junior Sub. Bond , 4% to 12/09/25, FRN thereafter ,
Perpetual ....................................... United States 490,000 486,628
f ,g
Citizens Financial Group, Inc. , C , Junior Sub. Bond , FRN ,
7.704% , ( 3-month SOFR + 3.419% ), Perpetual ............ United States 320,000 321,071
b ,f
Cooperatieve Rabobank UA , Junior Sub. Bond , Reg S, 6.5% ,
Perpetual ........................................ Netherlands 120,000 EUR 162,002
b ,f
Credit Agricole SA ,
Junior Sub. Bond , 144A, 4.75% to 3/22/29, FRN thereafter ,
Perpetual ....................................... France 450,000 428,313

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b,f
Credit Agricole SA, (continued)
Junior Sub. Bond , 144A, 6.7% to 9/22/34, FRN thereafter ,
Perpetual ....................................... France 200,000 $ 199,735
f
Fifth Third Bancorp , L , Junior Sub. Bond , 4.5% to 9/29/25, FRN
thereafter , Perpetual ............................... United States 150,000 149,877
f
HSBC Holdings plc ,
Junior Sub. Bond , 7.05% to 6/04/30, FRN thereafter , Perpetual United Kingdom 250,000 258,530
Junior Sub. Bond , 6.95% to 3/10/34, FRN thereafter , Perpetual United Kingdom 750,000 777,205
f
Huntington Bancshares, Inc. , G , Junior Sub. Bond , 4.45% to
10/14/27, FRN thereafter , Perpetual .................... United States 250,000 246,961
f
ING Groep NV , Junior Sub. Bond , 5.75% to 11/15/26, FRN
thereafter , Perpetual ............................... Netherlands 540,000 541,233
b
Intesa Sanpaolo SpA ,
f
Junior Sub. Bond , 144A, 7.7% to 9/16/25, FRN thereafter ,
Perpetual ....................................... Italy 610,000 610,938
Sub. Bond , 144A, 4.198% to 5/31/31, FRN thereafter , 6/01/32 Italy 425,000 398,012
f
JPMorgan Chase & Co. ,
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 400,000 394,813
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 300,000 308,872
f
Lloyds Banking Group plc , Junior Sub. Bond , 7.5% to 9/26/25,
FRN thereafter , Perpetual ........................... United Kingdom 600,000 601,701
f
Mitsubishi UFJ Financial Group, Inc. , Junior Sub. Bond , 8.2% to
1/14/29, FRN thereafter , Perpetual ..................... Japan 550,000 602,017
f
NatWest Group plc , Junior Sub. Bond , 8.125% to 11/09/33, FRN
thereafter , Perpetual ............................... United Kingdom 200,000 221,947
f
PNC Financial Services Group, Inc. (The) ,
V , Junior Sub. Bond , 6.2% to 9/14/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 458,331
W , Junior Sub. Bond , 6.25% to 3/14/30, FRN thereafter ,
Perpetual ....................................... United States 350,000 354,878
b ,f
Societe Generale SA ,
Junior Sub. Bond , 144A, 4.75% to 5/25/26, FRN thereafter ,
Perpetual ....................................... France 1,665,000 1,640,847
Junior Sub. Bond , 144A, 9.375% to 11/21/27, FRN thereafter ,
Perpetual ....................................... France 200,000 213,992
Junior Sub. Bond , 144A, 10% to 5/13/29, FRN thereafter ,
Perpetual ....................................... France 205,000 226,130
f
Sumitomo Mitsui Financial Group, Inc. , Junior Sub. Bond , 6.45%
to 6/04/35, FRN thereafter , Perpetual ................... Japan 300,000 305,028
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 550,000 580,603
f
Truist Financial Corp. , M , Junior Sub. Bond , 5.125% to 12/14/27,
FRN thereafter , Perpetual ........................... United States 570,000 559,248
f
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 650,000 627,603
f
Wells Fargo & Co. ,
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual United States 1,000,000 1,050,107
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter ,
Perpetual ....................................... United States 425,000 421,178
18,005,075
Biotechnology 0.7%
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 5,350,000 EUR 6,113,737
Broadline Retail 0.8%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 1,210,000 1,300,867

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,090,000 $ 3,158,379
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 2,240,000 2,319,865
6,779,111
Building Products 2.8%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 1,150,000 1,185,858
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 1,015,000 1,059,765
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 2,145,000 2,065,919
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 660,000 EUR 808,102
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 245,000 247,858
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 1,035,000 1,051,161
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,350,000 2,423,997
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 2,480,000 2,444,136
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 775,000 803,905
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 1,550,000 1,599,563
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,125,000 2,268,325
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 2,645,000 2,731,801
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 2,305,000 2,354,214
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 2,225,000 2,133,575
Senior Note , Reg S, 2.25% , 11/21/26 .................. United States 1,087,633 EUR 1,260,285
24,438,464
Capital Markets 1.3%
b
Ares Finance Co. III LLC , Senior Bond , 144A, 4.125% to 6/29/26,
FRN thereafter , 6/30/51 ............................. United States 500,000 490,566
Deutsche Bank AG , Sub. Bond , 3.729% to 10/13/30, FRN
thereafter , 1/14/32 ................................. Germany 1,360,000 1,276,455
f
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to
2/09/30, FRN thereafter , Perpetual ..................... United States 250,000 258,093
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 6,316,000 6,349,740
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 70,000 72,379
f
Morgan Stanley , M , Junior Sub. Bond , 5.875% , Perpetual ..... United States 760,000 759,907
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,570,000 1,614,868
b ,f
UBS Group AG ,
Junior Sub. Bond , 144A, 7% to 2/09/30, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 203,383
Junior Sub. Bond , 144A, 9.25% to 11/12/33, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 235,378
Junior Sub. Bond , 144A, 7.125% to 8/09/34, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 204,107
11,464,876
Chemicals 2.4%
b
Avient Corp. ,
Senior Note , 144A, 7.125% , 8/01/30 ................... United States 1,715,000 1,773,144

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
Avient Corp., (continued)
Senior Note , 144A, 6.25% , 11/01/31 ................... United States 930,000 $ 947,942
Cerdia Finanz GmbH ,
b
Senior Secured Note , 144A, 9.375% , 10/03/31 ........... Germany 2,040,000 2,163,991
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 2,230,000 2,335,446
b
Herens Holdco SARL , Senior Secured Note , 144A, 4.75% ,
5/15/28 ......................................... Luxembourg 325,000 279,907
b
Olympus Water US Holding Corp. ,
Senior Secured Note , Reg S, 3.875% , 10/01/28 ........... United States 730,000 EUR 847,496
Senior Secured Note , 144A, 9.75% , 11/15/28 ............ United States 1,175,000 1,233,283
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 790,000 817,629
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 1,345,000 1,368,980
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,910,000 2,052,983
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 1,840,000 1,849,384
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 2,396,000 2,343,161
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 3,145,000 1,670,042
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 1,435,000 1,344,108
21,027,496
Commercial Services & Supplies 2.5%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 2,830,000 2,976,184
b
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 6% , 6/01/29 ....................... United States 1,240,000 1,227,213
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 1,685,000 1,727,919
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 685,000 715,950
b
Madison IAQ LLC , Senior Note , 144A, 5.875% , 6/30/29 ....... United States 2,311,000 2,289,783
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 2,710,000 2,711,678
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 6,455,000 6,554,831
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 920,000 997,021
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 1,850,000 1,939,042
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 925,000 964,903
22,104,524
Communications Equipment 0.4%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 1,665,000 1,671,660
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 1,895,000 1,781,268
3,452,928
Construction & Engineering 0.3%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 2,745,000 2,865,678
Construction Materials 0.1%
b ,f
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 1,110,000 1,146,297
Consumer Finance 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 1,210,000 1,267,568

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ally Financial, Inc. ,
f
B , Junior Sub. Bond , 4.7% to 5/14/26, FRN thereafter ,
Perpetual ....................................... United States 400,000 $ 389,975
Senior Bond , 8% , 11/01/31 .......................... United States 2,473,000 2,831,617
f
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 250,000 244,254
f
Capital One Financial Corp. , M , Junior Sub. Bond , 3.95% to
8/31/26, FRN thereafter , Perpetual ..................... United States 250,000 245,292
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 1,240,000 1,310,853
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 3,710,000 3,923,340
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 5,255,000 5,459,603
f
General Motors Financial Co., Inc. , A , Junior Sub. Bond , 5.75% to
9/29/27, FRN thereafter , Perpetual ..................... United States 285,000 279,122
b ,g
ILFC E-Capital Trust II , Junior Sub. Bond , 144A, FRN , 6.68% ,
( 3-month SOFR + 2.062% ), 12/21/65 ................... United States 340,000 291,755
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 2,129,000 2,106,413
Senior Note , 7.5% , 5/15/31 .......................... United States 2,150,000 2,255,154
Senior Note , 7.125% , 11/15/31 ....................... United States 2,140,000 2,224,385
22,829,331
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 535,000 562,417
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 1,730,000 1,739,974
2,302,391
Containers & Packaging 2.0%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , Reg S, 3% , 9/01/29 ...................... United States 1,115,000 EUR 1,195,326
Senior Note , 144A, 4% , 9/01/29 ...................... United States 1,730,000 1,588,899
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 2,585,000 2,657,768
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 2,365,000 2,370,832
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 1,135,000 EUR 1,291,561
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 2,170,000 2,162,168
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 2,195,000 2,223,871
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 3,980,000 3,980,736
17,471,161
Distributors 0.3%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 2,445,000 2,568,825
Diversified Telecommunication Services 3.4%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 1,515,000 1,238,603
b
Altice France SA ,
Senior Secured Note , 144A, 5.5% , 1/15/28 .............. France 1,125,000 995,625
Senior Secured Note , 144A, 5.125% , 7/15/29 ............ France 1,870,000 1,600,411
Senior Secured Note , 144A, 5.5% , 10/15/29 ............. France 1,340,000 1,150,109
Bell Telephone Co. of Canada or Bell Canada , Senior Bond , 7%
to 9/14/35, FRN thereafter , 9/15/55 ..................... Canada 150,000 153,793

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 3,742,000 $ 3,715,278
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 7,000,000 6,731,851
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 4,780,000 4,437,048
b
Frontier Communications Holdings LLC ,
Senior Secured Note , 144A, 5.875% , 10/15/27 ........... United States 1,570,000 1,570,627
Senior Secured Note , 144A, 8.75% , 5/15/30 ............. United States 1,565,000 1,636,881
b
Level 3 Financing, Inc. , Senior Secured Note , 144A, 10.75% ,
12/15/30 ........................................ United States 401,175 453,821
b
Maya SAS , Senior Secured Note , 144A, 7% , 4/15/32 ......... France 1,775,000 1,827,787
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 3,060,000 2,801,650
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,490,000 1,399,733
29,713,217
Electric Utilities 2.1%
American Electric Power Co., Inc. , Junior Sub. Bond , 3.875% to
2/14/27, FRN thereafter , 2/15/62 ...................... United States 400,000 388,796
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 2,495,000 2,532,121
Duke Energy Corp. , Junior Sub. Bond , 3.25% to 1/14/27, FRN
thereafter , 1/15/82 ................................. United States 425,000 411,004
Emera, Inc. , 16-A , Junior Sub. Bond , 6.75% to 6/14/26, FRN
thereafter , 6/15/76 ................................. Canada 450,000 453,950
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 6.375% to 8/14/30, FRN thereafter , 8/15/55 ... United States 165,000 170,508
Senior Bond , 5.65% to 4/30/29, FRN thereafter , 5/01/79 .... United States 650,000 649,818
Senior Bond , 3.8% to 3/14/27, FRN thereafter , 3/15/82 ..... United States 250,000 241,541
b
NRG Energy, Inc. ,
f
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,285,000 2,520,410
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,395,000 2,456,964
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 665,000 727,344
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 1,650,000 1,641,559
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 430,000 419,334
Southern Co. (The) , 21-A , Junior Sub. Bond , 3.75% to 9/14/26,
FRN thereafter , 9/15/51 ............................. United States 500,000 494,323
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 1,430,000 1,427,033
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 2,150,000 2,285,678
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,420,000 1,491,187
18,311,570
Electrical Equipment 0.4%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 1,720,000 EUR 1,967,356
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 1,810,000 1,827,333
3,794,689
Electronic Equipment, Instruments & Components 0.6%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 2,275,000 2,178,850
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 3,316,000 3,175,495
5,354,345

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 2.1%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 2,515,000 $ 2,655,526
b
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 1,830,000 1,894,023
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 3,525,000 3,177,529
b
Precision Drilling Corp. ,
Senior Note , 144A, 7.125% , 1/15/26 ................... Canada 593,000 593,110
Senior Note , 144A, 6.875% , 1/15/29 ................... Canada 1,415,000 1,427,998
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 468,846 482,365
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 826,650 829,078
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 1,797,143 1,847,801
Transocean, Inc. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 2,900,000 2,283,640
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 577,500 611,752
Weatherford International Ltd. ,
b
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 2,875,000 2,948,407
18,751,229
Entertainment 1.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 4,885,000 5,085,534
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 2,045,000 2,033,807
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 1,725,000 GBP 2,354,053
9,473,394
Financial Services 4.1%
Apollo Global Management, Inc. , Senior Bond , 6% to 12/14/34,
FRN thereafter , 12/15/54 ............................ United States 250,000 249,325
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 2,180,000 2,314,207
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,875,000 2,080,806
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 3,475,000 3,586,435
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 2,875,000 3,056,556
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 1,695,000 1,776,238
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond , 144A, 5.75% , 11/15/31 ................... United States 2,525,000 2,556,843
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 2,260,000 2,357,474
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 1,995,000 2,022,968
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 1,280,000 1,305,231
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 5,850,000 5,873,260
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 5,340,000 5,615,585
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 2,530,000 2,628,607
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 565,000 EUR 685,871
36,109,406
Food Products 0.4%
b ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 854,405 889,872
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 2,270,000 2,372,761

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 $ 201,260
3,463,893
Ground Transportation 0.5%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 1,435,000 1,488,406
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 3,070,000 3,212,209
4,700,615
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 780,000 813,462
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,g
Senior Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR
+ 7.75% ), 1/15/31 ................................. United States 1,340,000 EUR 1,585,442
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 380,000 394,284
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 1,385,000 1,372,456
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 1,455,000 1,398,068
5,563,712
Health Care Providers & Services 4.2%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 3,865,000 3,467,949
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 3,050,000 3,231,417
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 2,015,000 2,043,286
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 2,045,000 2,122,514
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 3,598,000 3,754,902
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 5,415,000 5,606,106
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 415,000 430,439
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 6,955,000 6,835,689
Tenet Healthcare Corp. ,
Senior Secured Note , 5.125% , 11/01/27 ................ United States 3,325,000 3,317,503
Senior Secured Note , 4.25% , 6/01/29 .................. United States 985,000 959,619
Senior Secured Note , 6.125% , 6/15/30 ................. United States 4,725,000 4,803,232
36,572,656
Health Care REITs 0.5%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 4,530,000 4,752,917
Health Care Technology 0.9%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 2,880,000 2,827,748
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 5,310,000 5,480,276
8,308,024
Hotel & Resort REITs 0.7%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 635,000 654,010
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 3,040,000 3,126,424
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 1,230,000 1,271,295

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 755,000 $ 775,894
5,827,623
Hotels, Restaurants & Leisure 5.9%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 2,345,000 2,194,753
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 3,400,000 3,274,547
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 2,540,000 2,423,839
Senior Note , 144A, 6% , 10/15/32 ..................... United States 2,440,000 2,393,880
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 1,282,000 1,326,541
b
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,495,000 1,533,611
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 2,380,000 2,441,333
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 2,155,000 2,193,251
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 1,155,000 1,186,796
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 2,199,000 2,200,722
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 3,110,000 2,927,380
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 635,000 646,960
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 1,715,000 1,638,145
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 4,105,000 4,141,432
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.5% ,
9/01/31 ......................................... United States 440,000 459,590
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 1,995,000 2,063,019
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 1,345,000 1,437,634
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 1,420,000 1,465,352
Senior Secured Note , 144A, 8.125% , 1/15/29 ............ United States 895,000 941,741
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 2,264,000 2,263,181
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,665,000 1,692,644
Senior Note , 144A, 6% , 2/01/33 ...................... United States 3,760,000 3,860,001
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 2,215,000 2,127,340
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 4,585,000 4,938,238
51,771,930
Household Durables 1.2%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 990,000 992,701
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 2,145,000 2,248,181
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 861,000 851,296
Senior Note , 6.625% , 5/15/32 ........................ United States 1,743,000 1,705,768
b
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 1,265,000 1,338,655
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 1,759,000 1,755,142
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,860,000 1,817,303
10,709,046

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 950,000 $ 910,430
Independent Power and Renewable Electricity Producers 0.6%
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 1,885,000 1,870,795
b ,f
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 1,173,000 1,198,103
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 1,795,000 1,821,875
4,890,773
Insurance 2.2%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 2,605,000 2,741,075
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 2,605,000 2,701,403
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 3,195,000 3,159,364
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 795,000 820,031
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 3,400,000 3,519,211
Athene Holding Ltd. , Junior Sub. Bond , 6.875% to 6/27/35, FRN
thereafter , 6/28/55 ................................. United States 250,000 252,608
b
Beacon Funding Trust , Senior Bond , 144A, 6.266% , 8/15/54 ... United States 300,000 299,145
b ,g
Hartford Insurance Group, Inc. (The) , Junior Sub. Bond , 144A,
FRN , 6.598% , ( 3-month SOFR + 2.387% ), 2/12/47 ......... United States 550,000 512,313
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note , 144A, 10.5% , 12/15/30 ................... Canada 2,325,000 2,470,601
Senior Secured Note , 144A, 8.5% , 3/15/30 .............. Canada 1,000,000 1,058,414
b
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.125% to
12/14/26, FRN thereafter , 12/15/51 ..................... United States 300,000 294,365
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 325,000 211,683
b
MetLife, Inc. , Junior Sub. Bond , 144A, 9.25% , 4/08/38 ........ United States 350,000 416,416
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 213,499
Prudential Financial, Inc. ,
Junior Sub. Bond , 3.7% to 9/30/30, FRN thereafter , 10/01/50 . United States 520,000 481,044
Junior Sub. Bond , 5.125% to 2/27/32, FRN thereafter , 3/01/52 United States 100,000 98,351
Junior Sub. Bond , 6.5% to 3/14/34, FRN thereafter , 3/15/54 .. United States 200,000 210,712
19,460,235
Interactive Media & Services 0.5%
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 4,108,000 4,155,053
IT Services 1.1%
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 1,370,000 1,374,502
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 4,530,000 4,317,996
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,865,000 1,963,806
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 2,475,000 2,330,449
9,986,753
Machinery 0.5%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 800,000 857,361
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 1,400,000 1,378,129

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
b
Terex Corp., (continued)
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 2,210,000 $ 2,238,635
4,474,125
Media 6.0%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 890,000 866,468
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 795,000 828,724
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 3,415,000 3,478,253
b
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 4,200,000 3,858,354
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 2,110,000 1,936,692
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 911,000 907,146
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 940,000 935,059
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 2,230,000 2,113,906
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 3,125,000 3,366,141
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 4,220,000 3,971,054
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 2,880,000 2,896,971
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 2,460,000 1,815,538
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 845,000 833,073
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 2,265,000 2,312,565
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 2,833,000 2,976,557
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 2,310,000 2,268,984
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 2,345,000 2,239,554
Senior Note , 144A, 5% , 8/15/27 ...................... United States 700,000 694,811
Paramount Global , Junior Sub. Bond , 6.375% to 3/29/27, FRN
thereafter , 3/30/62 ................................. United States 100,000 100,240
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 5,220,000 5,352,457
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 2,192,000 1,972,702
Senior Note , 144A, 4% , 7/15/28 ...................... United States 855,000 825,719
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 1,965,000 2,070,554
VZ Secured Financing BV ,
b
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 2,330,000 2,070,819
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 1,870,000 1,652,495
52,344,836
Metals & Mining 3.0%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 3,165,000 3,520,078
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 1,796,000 1,800,670
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 1,763,000 1,754,885
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,730,000 1,628,129
b
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 400,000 EUR 456,576
Senior Note , 144A, 5.625% , 6/15/28 ................... United States 1,150,000 1,144,300
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 2,305,000 2,354,830
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 1,920,000 1,971,763

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 2,033,000 $ 2,056,784
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 1,905,000 1,833,218
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 365,000 331,251
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 1,815,000 1,884,429
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 2,585,000 2,613,492
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 2,190,000 2,119,975
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 1,081,000 1,124,294
26,594,674
Mortgage Real Estate Investment Trusts (REITs) 0.2%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,495,000 1,438,482
Multi-Utilities 0.1%
CenterPoint Energy, Inc. , Junior Sub. Bond , 6.7% to 5/14/30, FRN
thereafter , 5/15/55 ................................. United States 200,000 205,316
Sempra, Inc. ,
Junior Sub. Bond , 6.875% to 9/30/29, FRN thereafter , 10/01/54 United States 100,000 101,724
Junior Sub. Bond , 6.625% to 3/31/30, FRN thereafter , 4/01/55 United States 200,000 201,055
508,095
Oil, Gas & Consumable Fuels 6.4%
f
BP Capital Markets plc ,
Senior Bond , 4.875% to 3/21/30, FRN thereafter , Perpetual .. United States 490,000 486,651
Senior Bond , 6.45% to 11/30/33, FRN thereafter , Perpetual .. United States 250,000 263,468
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 755,000 623,264
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 3,445,000 3,498,398
Enbridge, Inc. ,
Sub. Bond , 7.375% to 1/14/28, FRN thereafter , 1/15/83 ..... Canada 320,000 331,913
Sub. Bond , 8.5% to 1/14/34, FRN thereafter , 1/15/84 ....... Canada 200,000 226,743
16-A , Sub. Bond , 6% to 1/14/27, FRN thereafter , 1/15/77 .... Canada 200,000 200,895
f
Energy Transfer LP ,
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 4,075,000 4,058,820
H , Junior Sub. Bond , 6.5% to 11/14/26, FRN thereafter ,
Perpetual ....................................... United States 200,000 201,228
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 3,690,000 3,779,656
b
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 1,310,000 1,332,778
Senior Note , 144A, 5.125% , 6/15/28 ................... United States 1,065,000 1,063,309
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 1,090,000 1,127,725
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 2,530,000 2,545,398
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 2,040,000 2,131,771
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 4,405,000 4,445,482
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 2,780,000 2,822,270
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 6,844,000 6,763,752
South Bow Canadian Infrastructure Holdings Ltd. , Senior Bond ,
7.625% to 2/28/30, FRN thereafter , 3/01/55 .............. Canada 200,000 208,287
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 2,565,000 2,623,097
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 3,064,000 2,993,329

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Transcanada Trust , Senior Bond , 5.5% to 9/14/29, FRN
thereafter , 9/15/79 ................................. Canada 320,000 $ 316,433
b
Venture Global LNG, Inc. ,
f
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 2,460,000 2,444,433
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 2,090,000 2,299,081
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 2,790,000 2,928,950
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 1,940,000 2,113,638
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 535,000 596,030
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 1,510,000 1,585,613
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 535,000 587,161
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 905,000 945,356
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 576,000 577,898
56,122,827
Paper & Forest Products 0.4%
b
Magnera Corp. ,
Senior Note , 144A, 4.75% , 11/15/29 ................... United States 890,000 786,654
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 50,000 47,364
Mercer International, Inc. ,
Senior Note , 5.125% , 2/01/29 ........................ Germany 1,890,000 1,492,260
b
Senior Note , 144A, 12.875% , 10/01/28 ................. Germany 1,185,000 1,152,702
3,478,980
Passenger Airlines 0.3%
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,010,000 2,113,682
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 890,000 876,413
2,990,095
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 2,060,000 2,018,084
Senior Secured Note , 144A, 6.625% , 7/15/30 ............ United States 1,330,000 1,361,598
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 5,435,000 5,534,183
8,913,865
Pharmaceuticals 1.2%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 1,245,000 1,293,737
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 1,105,000 1,177,772
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 3,190,000 EUR 3,831,497
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 3,585,000 3,597,436
Senior Note , 8.125% , 9/15/31 ........................ Israel 915,000 1,040,688
10,941,130
Professional Services 0.3%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 2,940,000 3,036,115
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 1,539,200 1,516,640

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.2%
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 1,520,000 $ 1,478,439
Software 1.2%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 2,135,000 2,227,893
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 1,627,000 1,646,186
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 2,660,000 2,459,504
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,585,000 1,526,358
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 2,765,000 2,861,029
10,720,970
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 4,495,000 4,602,503
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,685,000 4,730,327
9,332,830
Specialty Retail 1.5%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 4,090,000 4,264,214
b ,e
Carvana Co. ,
Senior Secured Note , 144A, PIK, 9% , 12/01/28 ........... United States 1,826,261 1,869,014
Senior Secured Note , 144A, PIK, 9% , 6/01/31 ............ United States 1,829,700 2,065,387
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 1,100,000 1,104,897
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 3,635,000 3,634,604
12,938,116
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 835,000 751,133
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 2,310,000 2,343,495
3,094,628
Textiles, Apparel & Luxury Goods 1.5%
b
Beach Acquisition Bidco LLC ,
e
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 2,485,000 2,643,928
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 1,600,000 EUR 1,916,983
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 1,460,000 1,392,211
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 3,265,000 3,474,348
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 2,845,000 2,627,275
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 1,380,000 1,381,307
13,436,052
Trading Companies & Distributors 2.9%
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 2,310,000 2,260,451
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 2,039,000 2,162,045
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 1,440,000 1,552,837
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 2,600,000 2,630,797
b
Herc Holdings, Inc. ,
Senior Note , 144A, 5.5% , 7/15/27 ..................... United States 2,976,000 2,974,634
Senior Note , 144A, 6.625% , 6/15/29 ................... United States 1,235,000 1,272,918
Senior Note , 144A, 7% , 6/15/30 ...................... United States 615,000 640,473
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 410,000 430,396
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 3,132,000 3,055,405
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 3,785,000 3,918,629

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 525,000 $ 541,184
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 2,515,000 2,610,886
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 990,000 1,027,463
25,078,118
Wireless Telecommunication Services 1.1%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,855,000 5,064,149
Rogers Communications, Inc. ,
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 65,000 67,507
b
Sub. Bond , 144A, 5.25% to 3/14/27, FRN thereafter , 3/15/82 . Canada 705,000 699,737
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 135,000 138,818
Vodafone Group plc , Junior Sub. Bond , 7% to 1/03/29, FRN
thereafter , 4/04/79 ................................. United Kingdom 440,000 464,885
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 2,932,000 3,123,430
9,558,526
Total Corporate Bonds (Cost $ 743,049,753 ) ...................................
756,425,280
Senior Floating Rate Interests 6.1%
Automobile Components 0.3%
h
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.221% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 2,293,772 2,249,594
h
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.853% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 1,725,882 1,709,702
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.601% , ( 1-month SOFR + 3.25% ), 4/03/28 .. Netherlands 1,753,756 1,761,429
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.611% , ( 1-month SOFR + 3.25% ), 4/03/28 .. Netherlands 871,786 875,600
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.728% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 894,867 713,750
5,060,481
a a a a a a
Communications Equipment 0.3%
h,i
CommScope, Inc., First Lien, Initial CME Term Loan , 9.066% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 2,445,000 2,492,751
Consumer Finance 0.0%
†
h
Shift4 Payments LLC, First Lien, Amendment No. 2 CME Term
Loan , 7.048% , ( 3-month SOFR + 2.75% ), 6/30/32 ......... United States 425,000 429,163
Containers & Packaging 0.1%
h
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.019% , ( 6-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 1,391,982 853,751
Distributors 0.1%
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.296% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 701,660 694,836
Diversified Consumer Services 0.1%
h
Ascend Learning LLC, Second Lien, Initial CME Term Loan ,
10.166% , ( 1-month SOFR + 5.75% ), 12/10/29 ............ United States 738,212 740,057

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Food Products 0.3%
h,i
Froneri International Ltd., First Lien, CME Term Loan , 6.594% ,
( 12-month SOFR + 2.5% ), 7/16/32 ..................... United Kingdom 2,515,810 $ 2,514,716
Health Care Equipment & Supplies 0.2%
h
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.566% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 1,885,250 1,890,302
h
Hotels, Restaurants & Leisure 0.6%
i
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.566% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 2,491,099 2,492,818
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.074% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 578,062 556,529
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B , 6.816% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 1,485,839 1,486,307
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.286% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 1,088,986 1,079,229
5,614,883
a a a a a a
IT Services 0.3%
h
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
7.351% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 2,331,477 2,341,678
Machinery 0.3%
h
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 7.066% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 2,616,064 2,630,779
h
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.43% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 2,313,059 2,318,842
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.82% , ( 3-month SOFR + 5.25% ), 8/02/29 ........ United States 2,433,068 2,422,435
4,741,277
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
h
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 7.616% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 715,000 722,154
h
Passenger Airlines 0.4%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 7.575% , ( 3-month SOFR + 3.25% ), 5/28/32 ..... United States 104,738 105,425
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.575% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 2,099,654 2,096,054
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 1,123,650 1,121,262
3,322,741
a a a a a a
h
Pharmaceuticals 0.5%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 10.566% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 1,340,000 1,326,787
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.356% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 3,237,630 3,254,223
4,581,010
a a a a a a
h
Software 0.5%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 7.483% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 702,017 704,057

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Software (continued)
Rocket Software, Inc., First Lien, CME Term Loan , 8.106% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 1,695,559 $ 1,701,917
UKG, Inc., First Lien, Initial CME Term Loan , 6.81% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 1,584,764 1,585,826
3,991,800
a a a a a a
h
Specialty Retail 0.3%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 8.21% , ( 1-month SOFR + 3.75% ), 6/06/31 .. United States 1,002,271 976,854
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.566% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 2,004,615 2,008,042
2,984,896
a a a a a a
h
Textiles, Apparel & Luxury Goods 0.2%
i
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B ,
7.316% , ( 12-month SOFR + 3.25% ), 6/25/32 ............. United States 106,655 107,455
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 1,727,523 1,608,756
1,716,211
a a a a a a
h
Trading Companies & Distributors 0.3%
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan , 9.546% , ( 3-month SOFR + 5.25% ), 1/29/31 . United States 215,000 217,096
Foundation Building Materials, Inc., First Lien, CME Term Loan ,
8.308% , ( 3-month SOFR + 4% ), 1/29/31 ................ United States 2,262,093 2,273,686
2,490,782
a a a a a a
Wireless Telecommunication Services 0.1%
h
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.816% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 1,293,375 1,279,335
Total Senior Floating Rate Interests (Cost $ 53,766,680 ) ........................
53,343,197
Foreign Government and Agency Securities 0.2%
b ,f
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,065,000 1,230,093
Total Foreign Government and Agency Securities (Cost $ 1,065,000 ) .............
1,230,093
U.S. Government and Agency Securities 0.1%
j
U.S. Treasury Bonds , 1.25%, 5/15/50 .................... United States 1,768,000 833,584
U.S. Treasury Notes , 4.25%, 11/15/34 ....................
United States 275,000 276,864
Total U.S. Government and Agency Securities (Cost $ 1,158,994 ) ................
1,110,448
Total Long Term Investments (Cost $ 822,819,731 ) .............................
842,836,320
a
Short Term Investments 3.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
d
U.S. Treasury Bills , 3 .96% , 10/02/25 ..................... United States 200,000 199,297
Total U.S. Government and Agency Securities (Cost $ 199,301 ) ..................
199,297

Putnam High Yield Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.2%
k,l
Putnam Short Term Investment Fund , Class P , 4.566% ....... United States 28,000,540 $ 28,000,540
Total Management Investment Companies (Cost $ 28,000,540 ) ..................
28,000,540
Total Short Term Investments (Cost $ 28,199,841 ) ..............................
28,199,837
a
Total Investments (Cost $ 851,019,572 ) 99.3% .................................
$871,036,157
Other Assets, less Liabilities 0.7% ...........................................
6,126,065
Net Assets 100.0% .........................................................
$877,162,222
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $655,772,438, representing 74.8% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
The rate shown represents the yield at period end.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2025, the value of this security pledged amounted to $113,156, representing less than 0.1% net assets.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Putnam High Yield Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At August 31, 2025 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... MSCO Buy 51,300 69,286 9/17/25 $ 61 $ —
British Pound ...... MSCO Sell 120,300 162,474 9/17/25 — (148)
British Pound ...... SSBT Sell 1,605,800 2,168,111 9/17/25 — (2,605)
Euro ............. BOFA Sell 3,195,000 3,664,524 9/17/25 — (76,707)
Euro ............. CITI Sell 3,492,500 4,029,374 9/17/25 2,130 (62,349)
Euro ............. GSCO Sell 679,000 778,708 9/17/25 — (16,376)
Euro ............. HSBK Sell 252,100 289,178 9/17/25 — (6,022)
Euro ............. JPHQ Sell 388,200 445,163 9/17/25 — (9,405)
Euro ............. MSCO Sell 5,275,900 6,121,459 9/17/25 17,572 (74,004)
Euro ............. SSBT Sell 5,907,100 6,774,681 9/17/25 — (142,322)
Total Forward Exchange Contracts ................................................... $19,763 $(389,938)
Net unrealized appreciation (depreciation) ............................................ $(370,175)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 27 .

Putnam High Yield Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam High Yield Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P , 4.566% ...... $38,938,525 $272,943,680 $(283,881,665) $— $— $28,000,540 28,000,540 $925,255
Total Affiliated Securities ... $38,938,525 $272,943,680 $(283,881,665) $— $— $28,000,540 $925,255
2. Financial Instrument Valuation
(continued)

Putnam High Yield Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam High Yield Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 3,562,661 $ — $ — $ 3,562,661
Convertible Preferred Stocks ................ 8,916,796 — — 8,916,796
Preferred Stocks ......................... 808,500 — — 808,500
Convertible Bonds ....................... — 17,439,345 — 17,439,345
Corporate Bonds ........................ — 756,425,280 — 756,425,280
Senior Floating Rate Interests ............... — 53,343,197 — 53,343,197
Foreign Government and Agency Securities .... — 1,230,093 — 1,230,093
U.S. Government and Agency Securities ....... — 1,110,448 — 1,110,448
Short Term Investments ................... 28,000,540 199,297 — 28,199,837
Total Investments in Securities ........... $41,288,497 $829,747,660 $— $871,036,157
Other Financial Instruments:
Forward Exchange Contracts ............... $— $19,763 $— $19,763
Total Other Financial Instruments ......... $— $19,763 $— $19,763
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $389,938 $— $389,938
Total Other Financial Instruments ......... $— $389,938 $— $389,938
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.